Fair Value Measurements - Carrying Amounts And Fair Values Of Those Financial Instruments That Are Not Recorded At Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Level 1
Financial Assets:
Loans, net	$ 0	$ 0
Financial Liabilities:
Deposits	0	0
FHLB borrowings	0	0
Other borrowings	0	0
Level 2
Financial Assets:
Loans, net	0	0
Financial Liabilities:
Deposits	1,674,489	1,678,886
FHLB borrowings	10,959	25,000
Other borrowings	56,703	56,703
Level 3
Financial Assets:
Loans, net	1,514,312	1,525,606
Financial Liabilities:
Deposits	0	0
FHLB borrowings	0	0
Other borrowings	0	0
Carrying Amount
Financial Assets:
Loans, net	1,499,616	1,518,318
Financial Liabilities:
Deposits	1,684,258	1,705,145
FHLB borrowings	11,000	25,000
Other borrowings	29,811	29,689
Fair Value
Financial Assets:
Loans, net	1,514,312	1,525,606
Financial Liabilities:
Deposits	1,674,489	1,678,886
FHLB borrowings	10,959	25,000
Other borrowings	$ 56,703	$ 56,703